Note 47 Total accumulated fund retirement commitments (Details) € in Thousands	Jun. 30, 2021 EUR (€)
Annual Contribution Commitment Post employment benefits [Member]
Executive directors additional remuneration [Line Items]
Executive chairman employment commitments	€ 121	[1]
CEO employment commitments	0	[1]
Senior Management employment commitments	121	[1]
Total accumulated fund retirement commitments	1,332	[2]
Annual Contribution Commitment death and disability [Member]
Executive directors additional remuneration [Line Items]
Executive chairman employment commitments	287	[1]
CEO employment commitments	147	[1]
Senior Management employment commitments	435	[1]
Total accumulated fund retirement commitments	612	[2]
Accumulated provision fund commitments [Member]
Executive directors additional remuneration [Line Items]
Executive chairman employment commitments	24,053
CEO employment commitments	0
Senior Management employment commitments	24,053
Total accumulated fund retirement commitments	€ 24,296

[1]	Contributions registered to fulfil the pension commitments undertaken with the executive directors in the proportional part corresponding to the first half of the 2021 financial year. In the case of the Chairman, these correspond to the sum of the annual contribution to cover retirement benefits (which has been reduced in the new BBVA Directors’ Remuneration Policy approved by the General Shareholders’ Meeting in 2021, as a result of the transformation of the Chairman’s pension system) and the adjustment made to the "discretionary pension benefits" for the 2020 financial year, the contribution of which had to be made in the 2021 financial year and to the death and disability premiums. For the Chief Executive Officer, the contributions registered correspond exclusively to the premiums paid by the Bank to cover death and disability contingencies given that, in his case, there are no commitments to cover the retirement contingency.
[2]	Contributions registered to fulfil the pension commitments undertaken with the Senior Management as a whole in the proportional part corresponding to the first half of the 2021 financial year which correspond to the sum of the annual contributions to cover retirement benefits and the adjustments to the "discretionary pension benefits" for the 2020 financial year, the contribution of which had to be made in the 2021 financial year, and to the premiums paid by the Bank to cover death and disability contingencie